Commitments and Contingencies - Narrative (Details) MMBTU / yr in Millions, MMBTU in Millions, $ in Millions, bcf / d in Billions	12 Months Ended
	Dec. 31, 2015 USD ($) bcf / d MMBTU / yr MMBTU item	Sep. 30, 2016 MMBTU
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Purchase Agreements | MMBTU	2,154.2	1,982.0
Loss Contingency, Pending Claims, Number | item	0
SPLNG [Member] | LNG Terminal Capacity Agreements [Member]
Commitments and Contingencies [Line Items]
Regasification Capacity | bcf / d	2.0
Supply Commitment [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | MMBTU / yr	1,030.0
Bechtel Epc Contracts [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30.0
Bechtel Epc Contract Train 1 And 2 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	4,100.0
Bechtel Epc Contract Train 3 And 4 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	3,800.0
Bechtel Epc Contract Train 5 [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 3,000.0
Natural Gas Supply Agreement [Member]
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Purchase Agreements | MMBTU	2,154.2
Natural Gas Supply Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	1 year
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	7 years
Transportation Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreement [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	3 years